OPERATIONS AND MANAGEMENT PLANS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019	Jan. 19, 2021
Cumulative loss	$ (48,450,000)		$ (48,450,000)		$ (50,215,000)	$ (37,662,123)
Revenue	13,401,000	$ 1,190,000	22,294,000	$ 1,339,000	16,566,295	924,419
Income from operations	$ 2,023,000	$ (853,000)	1,612,000	$ (2,477,000)	$ (4,308,832)	$ (3,288,537)
Increase (decrease) in sales			21,000,000
Increase (decrease) in cash			1,200,000
Increase (decrease) in restricted cash			$ (5,500,000)
Revolving Credit Facility [Member]
Line of credit amount							$ 5,000,000
Revolving Credit Facility [Member]
Line of credit amount							$ 1,500,000